EARNINGS PER UNIT AND CASH DISTRIBUTIONS (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Distribution Made to Limited Partner
Common unitholders' interest in net income	$ 48,964	$ 26,543	$ 92,159	$ 103,925
Earnings per unit (basic and diluted):
Cash distributions declared and paid in the period per unit (in dollars per share)	$ 0.58	$ 0.58	$ 1.73	$ 1.73
Subsequent event: Cash distributions declared and paid per unit relating to the period (in dollars per share)	$ 0.40	$ 0.58
Ownership interest by third party (percentage)	69.60%		69.60%
Common unitholders
Distribution Made to Limited Partner
Common unitholders' interest in net income	$ 45,025	$ 26,014	$ 81,472	$ 101,846
Less: distributions paid	(28,213)	(39,991)	(109,121)	(119,973)
(Over)/under distributed earnings	$ 16,812	$ (13,977)	$ (27,649)	$ (18,127)
Basic:
Weighted average units outstanding (in shares)	69,850	69,248	69,983	68,414
Earnings per unit (basic and diluted):
Basic - Common unitholders (in dollars per share)	$ 0.64	$ 0.38	$ 1.16	$ 1.49
Diluted - Common unitholders (in dollars per share)	$ 0.64	$ 0.37	$ 1.16	$ 1.47
Earn Out Units
Diluted:
Weighted average units outstanding (in shares)	0	749	0	749
Common unit and common unit equivalents
Diluted:
Weighted average units outstanding (in shares)	69,850	69,997	69,983	69,163